As filed with the Securities and Exchange Commission on May 9, 2012

File Nos. 333-124761 and 811-21764

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	14	[	X	]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	17	[	X	]

WINTERGREEN FUND, INC.
(Exact Name of Registrant as Specified in Charter)

615 E. Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices) (Zip Code)

(888) 468-6473
(Registrant’s Telephone Number, Including Area Code)

Steven Graff
Wintergreen Advisers, LLC
333 Route 46 West, Suite 204
Mountain Lakes, NJ 07046
(Name and Address of Agent for Service)

Copies to:

Patricia A. Poglinco
Seward & Kissel LLP
One Battery Park Plaza
New York, New York 10004

It is proposed that this filing will become effective (check appropriate box):

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment (“PEA”) No. 14 to the Registration Statement on Form N-1A for Wintergreen Fund, Inc. (the “Fund”) hereby incorporates Parts A, B and C from the Fund’s PEA No. 13 on Form N-1A filed April 27, 2012.  This PEA No. 14 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 13 to the Fund’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of New York, and State of New York, on the 9th day of May, 2012.

WINTERGREEN FUND, INC.

By: /s/ Richard J. Berthy
Name: Richard J. Berthy
Title: President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and date(s) indicated.

Signature	Title	Date
Principal Executive Officer

By: /s/ Richard J. Berthy Name: Richard J. Berthy	President	May 9, 2012

Principal Financial and Accounting Officer
Trudance L.C. Bakke By: /s/ Trudance L.C. Bakke Name: Trudance L.C. Bakke	Treasurer	May 9, 2012

Director
Nathan Adler By: /s/ Richard J. Berthy Name: Richard J. Berthy Title: Attorney in Fact*	Director	May 9, 2012

Director
Bradden Backer By: /s/ Richard J. Berthy Name: Richard J. Berthy Title: Attorney in Fact*	Director	May 9, 2012

Director
John Wakely By: /s/ Richard J. Berthy Name: Richard J. Berthy Title: Attorney in Fact*	Director	May 9, 2012

Director
John Keffer By: /s/ Richard J. Berthy Name: Richard J. Berthy Title: Attorney in Fact*	Director	May 9, 2012
*	Pursuant to powers of attorney previously filed as Other Exhibit to this Registration Statement and incorporated herein by reference.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE